Taxation - Schedule of Income Tax Expenses (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current			¥ 18
Deferred
Total			¥ 18